COMMITMENTS (Details Textual) (USD $)	12 Months Ended		1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Aug. 31, 2011
Other Commitments [Line Items]
Operating Leases, Rent Expense, Net, Total	$ 437,000	$ 304,000
Operating Leases Costs Capitalized	0	83,000
Operating Leases Expiration Term	2015 through 2019
Purchase Obligation	1,634,000
Employment Agreement [Member]
Other Commitments [Line Items]
Officers' Compensation			$ 250,000